Stockholders’ Deficit - Schedule of Stock-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 3,573	$ 1,020	$ 20,174	$ 5,829	$ 7,223	$ 3,380
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	475	136	1,016	993	1,171	459
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	2,405	687	17,524	3,379	4,336	2,447
Operations and support
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	639	195	1,579	1,454	1,710	471
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 54	$ 2	$ 55	$ 3	$ 6	$ 3